SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jun. 30, 2016
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

8. SUBSEQUENT EVENTS

Third PSC Amendment and Presidential Decree

        On April 12, 2017 SCS, SAPETRO and Guinea executed a Third Amendment to the PSC (the "Third PSC Amendment") that was subject to the receipt of a Presidential Decree and the closing of the Farm-out Agreement. We received a Presidential Decree on April 21, 2017 approving the assignment of 50% of our participating interest in the Guinea concession to SAPETRO, and it confirms the two companies' rights to explore for oil and gas on our 5,000-square-kilometer Concession offshore the Republic of Guinea. The contract requires that drilling operations in relation to the obligation well Fatala-1 (the "Extension Well") are to begin no later than May 30, 2017 and provides that additional exploration wells may be drilled within the exploration period at the companies' option.

        The Third PSC Amendment further reaffirms clear title of SAPETRO and SCS to the Concession as well as amends the security instrument requirements under the PSC. SCS and SAPETRO agreed to a US $5 million security instrument to be put in place within 30 days from the date of the Presidential Decree.

        In addition on April 12, 2017 SCS and SAPETRO separately agreed that SCS's "sufficient financing for the Obligation Well Costs" as defined in the Farm-out Agreement was to be set at $15 million in "cash and committed financing to the satisfaction of SAPETRO acting reasonably" in addition to costs already incurred. Further, SAPETRO and SCS agreed that, subject to Closing, SAPETRO may elect to pay for a portion of SCS's Fatala-1 well costs so long as SCS is not in default of either the PSC or the Farm-out Agreement and requires credit support. In case SAPETRO makes such payments for a share of SCS's costs of, SCS shall assign to SAPETRO a 2% participating interest in the Concession for each $1 million of SCS's costs paid by SAPETRO.

        The Pacific Sirocco drillship entered Guinea shelf waters as provided by the terms of the Third PSC Amendment on May 21, 2017, which is within the 30 days from the Presidential Decree signing date. It relieves SAPETRO and SCS from an obligation to place a $5 million security instrument with the Government of Guinea. Subsequent to arrival of the Pacific Scirocco in Guinea waters, SCS begins mobilization of additional equipment, materials and supplies on the rig to prepare for spudding the Fatala-1 well, which constitutes the commencement of the drilling operations before May 30, 2017 as required by the Third PSC Amendment.

        Prior to that, on May 21, 2017 we put into force into Amendment No.1 to the Offshore Drilling Contract with a subsidiary of Pacific Operations Drilling Limited ("Pacific Amendment"). The Pacific Amendment clarifies the use of the Pacific Scirocco drillship for the upcoming drilling program offshore Guinea and provides for Special Mobilization and Standby Rate ("SMSR") of $100,000 per day to apply at the moment the drillship enters Guinea territorial waters. It further provides that SMSR ends the later of when Pacific Sirocco receives from SCS a 28 day notice for drilling commencement or July 17, 2017. In consideration for the extension of the Pacific Sirocco Contract and taking into account certain significant costs incurred by Pacific Scirocco while waiting for SCS to agree terms of the Farm-out Agreement with SAPETRO and the Third Amendment to the Production Sharing Contract between SCS and the Government of the Republic of Guinea, we agreed with Pacific Scirocco Limited ("Pacific") to issue and deliver to Pacific's parent a number of shares of our Common Stock equal to $1,000,000 divided by the volume-weighted average price for the ten trading days preceding the date of the agreement, which was June 2, 2017. Under this agreement the issuance price was calculated at $1.761 per share, and 567,859 unregistered shares of our common stock will be delivered to Pacific Drilling Operations within 10 business days. Pacific Drilling Operations also subscribed for 2,739,727 Units of common stock and common stock warrants in the Common Unit Offering described below for a purchase price of $4,000,000.

        On May 21, 2017, drilling operations commenced upon the Pacific Scirocco drillship entering Guinean continental shelf waters.

        On June 2, 2017 (the "Closing Date"), SCS submitted a Preliminary Closing Statement for $4.1 million to SAPETRO under the Farm-out Agreement. On June 5, 2017, SCS received $4.1 million from SAPETRO in accordance with the Preliminary Closing Statement, thus completing closing of the Farm-out Agreement and the assignment to SAPETRO of the 50% participating interest in the PSC, the parties executed the Joint Operating Agreement in the form attached to the Farm-out Agreement, governing the conduct of operations, and Hyperdynamics executed a parent guaranty of SCS's obligations as required by the Farm-out Agreement.

        As defined in the Farm-out Agreement, the Preliminary Closing Payment is an amount equal to 50% of the costs and expenses of the long-lead items and costs and expenses of the drilling program for the Extension Well in respect of the period commencing on September 15, 2016, and ending on the Closing Date. The total amount of the Closing Payment may not exceed $10 million. On June 12, 2017, we delivered to SAPETRO a Final Adjustment Statement for past costs in the amount of $671,801. After the delivery of the Final Adjustment Statement, SAPETRO has the right within 45 days to audit SCS's books and verify all the amounts and provide reasons for contesting them. If within 30 days from the date of SAPETRO's objection to any amount the parties fail to reach an agreement, the dispute will be referred to an independent accountant, appointed either jointly by the parties or, in case of disagreement, by the Institute of Charted Accountants of England and Wales. The independent accountant will be required to render its decision within 30 days of its appointment.

        After final review by SAPETRO of past costs submitted under both the Preliminary Closing Statement and the Final Adjustment Statement, we expect that SAPETRO's 50% share of all material past costs presented for reimbursement to SAPETRO will be reimbursed to us. On July 12, 2017, we received a letter from the Republic of Guinea confirming that a two-year appraisal period will be granted to the consortium of SCS and SAPETRO in the event of an oil discovery in the Fatala-1 well. The letter was signed by the Director of ONAP (the Guinean equivalent of the Ministry of Oil) in response to SCS's request.

Additional Closings of Series A Preferred Private Placement Offering

        On April 18, 2017, we consummated a third closing of a private placement offering and issued and sold additional 710 Units of securities, at a purchase price of $1,000 per Unit.

        On April 26, 2017, we consummated a fourth closing of the Offering and issued and sold additional 50 Units of securities at a purchase price of $1,000 per Unit. (See Note 7—Shareholders' Equity—Series A Preferred Stock) Each "Unit" consisted of (i) one share of the Company's 1% Series A Convertible Preferred Stock, par value $0.001 per share, with a Stated Value of $1,040 per share (the "Series A Preferred Stock"), and (ii) a warrant (the "Investor Warrant") to purchase 223 shares of the Company's common stock, par value $0.001 per share ("Common Stock"), exercisable from issuance until two years after the date of the initial closing of March 17, 2017, at an exercise price of $3.50 per share (subject to adjustment in certain circumstances). At the April 18, 2017 closing, we issued to the Subscribers an aggregate of (i) 710 shares of Series A Preferred Stock and (ii) Investor Warrants to purchase an aggregate of 158,330 shares of Common Stock. At the April 26, 2017 closing, we issued to the Subscribers an aggregate of (i) 50 shares of Series A Preferred Stock and (ii) Investor Warrants to purchase an aggregate of 1,150 shares of Common Stock.

        We received an aggregate of $760,000 in gross cash proceeds, before deducting placement agent fees and expenses, and legal, accounting and other fees and expenses, in connection with the April 18, 2017 and April 26, 2017 sale of the Units. We expect to use the net proceeds of $661,441 from the sale of the Units for general corporate purposes and to further our business interests in the Republic of Guinea, including, but not limited to, the drilling of an exploration well on our offshore Concession.

        In conjunction with the April 18, 2017 and April 26, 2017 closing, we paid Katalyst Securities LLC $68,400 of cash fees and issued to the Placement Agent or its designees Placement Agent Warrants to purchase an aggregate of 20,120 shares of Common Stock.

        In July 2017, five of the original subscribers of the Series A Offering informed the Company of their intention to exercise their options to purchase their pro-rata share of up to $3,000,000 of additional Series A Units at the same purchase price of $1,000 per Unit. As a result, upon receipt of payment, we will issue to these Series A subscribers an aggregate of 367 additional shares of Series A Preferred Stock and (ii) Investor Warrants to purchase an aggregate of 81,841 shares of common stock. The Company expects to receive an aggregate of $367,000 in gross cash proceeds, before deducting placement agent fees and expenses, and legal, accounting and other fees and expenses, in connection with the sale of these Units. Upon closing, we will be obligated to pay Katalyst Securities LLC $33,030 of cash fees and to issue to the Placement Agent or its designees Placement Agent Warrants to purchase an aggregate of 9,342 shares of Common Stock.

        Investor Warrants and Placement Agent Warrants will be recorded as additional derivative liabilities.

Common Unit Offering

        Between June 5 and July 17, 2017, we held two closings of a private placement offering of an aggregate of 4,889,908 Units of our securities, at a purchase price of $1.46 per Unit. Each "Unit" consisted of (i) one share of our common stock, and (ii) a warrant (the "Common Unit Investor Warrant") to purchase three quarters (3/4) of a share of the Company's common stock, exercisable for two years from issuance, at an exercise price of $1.825 per whole share (subject to adjustment in certain circumstances). At the closing, we issued to the subscribers an aggregate of: (i) 4,889,908 shares of common stock and (ii) Common Unit Investor Warrants to purchase an aggregate of 3,667,443 shares of common stock.

        We entered into subscription agreements for the Units with certain accredited investors (as such term is defined in the Rule 501 under the Securities Act. The Subscription Agreements contained customary representations and warranties of the Company and the subscribers, and indemnification of the Company and the Placement Agent by the subscribers.

        The Company received an aggregate of $7,139,251 in gross cash proceeds, before deducting placement agent fees and expenses, and legal, accounting and other fees and expenses, in connection with the sale of the Units.

        Katalyst Securities, LLC, was engaged by the Company as Placement Agent for the offering, on a reasonable best effort basis. We agreed to pay to the Placement Agent (and any sub agent) a cash commission of 9% of the gross purchase price paid by the Subscribers for the Units, and to issue to the Placement Agent (and any sub agent) warrants to purchase a number of shares of common stock equal to 7% of the number of shares of common stock contained in the Units sold in the offering, at the exercise price of $1.825 per share (the "Common Unit Placement Agent Warrants"). We also agreed to reimburse the Placement Agent for certain expenses related to the offering. We paid the Placement Agent a total of $642,532 of cash fees and issued to the Placement Agent or its designees Common Unit Placement Agent Warrants to purchase an aggregate of 342,308 shares of common stock.

        The Common Unit Investor Warrants and the Common Unit Placement Agent Warrants have provisions for the "weighted average" adjustment of their exercise price in the event that we issue shares of common stock (or common stock equivalents) for a consideration per share less than the exercise price then in effect, subject to certain exceptions.

        In connection with this offering, we also entered into a Registration Rights Agreement with each of the subscribers and the holders of the Common Unit Placement Agent Warrants, which requires the Company to file a Registration Statement with the SEC within 45 calendar days after the final closing of the offering, registering for resale (i) all shares of common stock sold in the offering, and (ii) all shares of common stock issued or issuable upon exercise of the Common Unit Investor Warrants and the Common Unit Placement Agent Warrants, and to use its commercially reasonable efforts to cause the Registration Statement to be declared effective no later than 90 calendar days after the filing deadline. The 567,859 unregistered shares of common issued to Pacific Drilling Operations as described above will also be included in this registration.

        We also granted to the holders of these registrable shares certain "piggyback" registration rights until two years after the effectiveness of the Registration Statement.

        If the Registration Statement is not filed with or declared effective by the SEC within the specified deadlines set forth above, or the Registration Statement ceases to be effective or otherwise cannot be used for a period specified in the Registration Rights Agreement, or trading of the common stock on the Company's principal market is suspended or halted for more than three consecutive trading days (each, a "Registration Event"), monetary penalties payable by the Company to the holders of registrable shares that are affected by such Registration Event will commence to accrue at a rate equal to 12% per annum of the purchase price paid for each Unit purchased, for the period that such Registration event continues, but not exceeding in the aggregate 5% of such purchase price.

        We have agreed to use our commercially reasonable efforts to keep the Registration Statement effective until the earliest of (a) the date that is two years from the date it is declared effective by the SEC, (b) the date on which all the securities registered thereunder have been transferred other than to certain permitted assignees, and (c) the date as of which all of the selling stockholders may sell all of the securities registered hereunder without restriction pursuant to Rule 144 (including, without limitation, volume restrictions) and without the need for current public information required by Rule 144(c)(1) or Rule 144(i)(2), if applicable.

Reverse Stock Split

        We have sought shareholder approval to effect between a 1-for-2 and 1-for-6 reverse stock split of our common stock in the event we need to increase our stock price to a level that will enable us to qualify for listing on the NASDAQ Capital Market or another national stock exchange. In the event we obtain shareholder approval, and our board of directors subsequently decides to effectuate a reverse stock split, no fractional shares of our common stock will be issued as a result of such reverse stock split. In the event a proposed reverse stock split leaves a stockholder with a fraction of a share, the stockholder would receive a cash payment equal to the value of such fraction based on the closing sale price of our common stock on the trading day immediately prior to the day of reverse stock split. A reverse stock split will not be effective unless and until our board of directors authorizes an amendment to our certificate of incorporation. We may decide to effect the reverse stock split prior to the closing of this offering (if at all).

Related Party Transactions

        In June 2017:

•	Gary D. Elliston, our director, purchased 34,247 Units in our Common Unit Offering for a purchase price of $50,000.
•	Ray Leonard, our Chief Executive Officer, President and a director, purchased 68,494 Units in our Common Unit Offering, for a purchase price of $100,000.
•	William O. Strange, our director, purchased 34,247 Units in our Common Unit Offering, for a purchase price of $50,000.
•	Jason D. Davis, our Interim Chief Financial Officer and Secretary, purchased 34,247 Units in our Common Unit Offering, for a purchase price of $50,000.

        As previously discussed above:

•

Pacific Drilling Operations Limited, the parent of Pacific Scirocco, and a beneficial owner of more than 5% of our outstanding shares of common stock, purchased 2,739,727 Units in the Common Unit Offering for a purchase price of $4,000,000.

•	Pacific Drilling Operations also received 567,859 shares of common stock in connection with the amendment to our Offshore Drilling Contract.

        In July 2017:

•	Ray Leonard purchased 51,370 Units in our Common Unit Offering, for a purchase price of $75,000.
•	Jason D. Davis purchased 34,248 Units in our Common Unit Offering, for a purchase price of $50,001.24.

9. SUBSEQUENT EVENTS

        On August 15, 2016, we entered into a Settlement and Release Agreement with Tullow and Dana ("Settlement Agreement") that gave us 100% of the interest under the PSC, property useful in the drilling of an exploratory well, and cash, in return for a mutual release of all claims. We will record the property received and a gain once they have been inspected and appropriately valued.

        On August 19, 2016, we signed a non-binding Memorandum of Understanding with the Government of Guinea and executed a Second Amendment to the PSC ("2016 Amendment") on September 15, 2016. As more fully described below, upon receipt of a Presidential Decree, the 2016 Amendment will give us a one year extension to the second exploration period of the PSC to September 22, 2017 ("PSC Extension Period"). In addition to clarifying certain elements of the PSC, we agreed in the 2016 Amendment to drill one (1) exploratory well to a minimum depth of 2,500 meters below the seabed within the PSC Extension Period with a projected commencement date of April 2017 (the "Extension Well") with the option of drilling additional wells. If the Extension Well is not drilled within the PSC Extension Period, we will owe the Government of Guinea the difference between the actual expenditures in Guinea related to the well and $46,000,000. Fulfillment of the work obligations exempts us from the expenditure obligations during the PSC Extension Period.

        In turn, we will retain only an area equivalent to approximately 5,000 square kilometers in the Guinea offshore and will provide the Government of Guinea: (1) A parent company guarantee for the well obligation, (2) monthly progress reports and a reconciliation of budget to actual expenditures, (failure to provide the reports and assurances on a timely basis in a notice of termination with a 30 day period to cure), and (3) guarantees to Guinea that (a) no later than January 21, 2017 we will provide a mutually acceptable security for $5,000,000 on terms customary in international petroleum operations, provided that this security is to be released at the time the drilling rig for the Extension Well is on location offshore Guinea, and (b) no later than April 12, 2017, we will deliver a mutually acceptable security for the difference between $46,000,000 and the amount spent to date on the Extension Well. For the purposes of calculation for this clause, however, only costs spent for services and goods provided in Guinea shall be taken into account until the drilling rig to be used in the drilling of the Extension Well is located in the territorial waters of the Republic of Guinea. If we do not provide either security by the specified dates, the Government of Guinea may terminate the PSC immediately and without prior notice to remedy such deficiency.

        Additionally, we agreed to limit the cost recovery pool to date to our share of expenditures in the PSC since 2009 (estimated to be approximately $150,000,000) and move into the territory of Guinea the long lead items we received in the Settlement Agreement that are currently in Takoradi, Ghana for the drilling of the Extension Well by January 31, 2017. Finally, we agreed to allocate and administer a training budget during the PSC Extension Period for the benefit of the Guinea National Petroleum Office of $250,000 in addition to any unused portion of the training program under Article 10.3 of the PSC, estimated to be approximately $500,000.

        Failure to comply with the drilling and other obligations of the PSC as amended subjects us to financial penalties and a risk of loss of the Concession. The continued delays have affected adversely the ability to explore the Concession and reduces the attractiveness of the Concession to prospective industry participants and financing sources. While we currently hold 100% of the Concession, it is unknown whether we will be able to raise the necessary funds to drill the exploratory well during the PSC Extension Period.